INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of loss before income taxes

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Non-PRC	(18,944)	(56,658)	(51,328)	(7,866)
PRC	(23,551)	(45,181)	(29,325)	(4,494)
Total	(42,495)	(101,839)	(80,653)	(12,360)

Schedule of current and deferred components of income tax (expense) benefit

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Current tax benefit	111	130	—	—
Deferred tax benefit	88	88	88	13
Total	199	218	88	13

Schedule of reconciliation of tax computed by applying the statutory income tax rate to income tax (expense) benefit

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Loss before income taxes	(42,495)	(101,839)	(80,653)	(12,360)
Income tax benefit computed at the statutory income tax rate at 25%	10,624	25,460	20,163	3,090
Non-deductible expenses	(4,485)	(5,141)	2,475	379
International rate differences	(2,227)	(11,367)	(9,606)	(1,472)
Preferential tax rate differences	(210)	(710)	(552)	(85)
Effect of change in tax rate	(826)	789	—	—
Change in valuation allowance	(2,677)	(8,813)	(12,392)	(1,899)
Income tax benefit	199	218	88	13

Schedule of components of deferred taxes

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Deferred tax assets:
Net loss carryforward	23,148	34,417	5,275
Accrued expenses	1,479	1,359	208
Provision for doubtful accounts	70	857	131
Others	69	—	—
Valuation allowance	(24,766)	(36,633)	(5,614)
Total deferred tax assets.	—	—	—
Deferred tax liabilities:
Long-lived assets arising from acquisition	(1,134)	(1,045)	(160)
Total deferred tax liabilities.	(1,134)	(1,045)	(160)